UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                      FORM 13F

                  FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: December 31, 2012 Check here if Amendment |_|; Amendment Number: _____
            This Amendment (Check only one.): |_| is a restatement.
                                              |_| adds new holdings entries.

            Institutional Investment Manager Filing this Report:
            Name: Alpine Investment Management, LLC

            Address: 8000 Maryland Avenue, Suite 700
                     St. Louis, MO 63105

            Form 13F File Number: 028-14059

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

            Person Signing this Report on Behalf of Reporting Manager:

            Name: Nick Tompras

            Title: President

            Phone: 314-932-7600

            Signature, Place, and Date of Signing:

            /s/ Nick Tompras         St. Louis, MO 02/13/2013
            ---------------------- --------------- ----------
            (Signature)            (City, State)   (Date)

            Report Type (Check only one):
            |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

            |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

            |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

            FORM 13F SUMMARY PAGE
            Report Summary:
            Number of Other Included Managers: 0
            Form 13F Information Table Entry Total: 28
            Form 13F Information Value Total (thousands): $294,712 List of Other Included Managers: NONE

                                    TITLE OF                  VALUE    SHRS OR           PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP   (x$1000)  PRN AMT   SH /PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----                                -----           -----   -------   -------   ----    ---- --------   ------  ----  -----  --
BERKSHIRE HATHAWAY INC DEL  COM                 084670 10 8        268       2   SH            SOLE                  2
BERKSHIRE HATHAWAY INC DEL  CL B NEW            084670 70 2      22064  245978   SH            SOLE             245978
CALAMOS ASSET MGMT INC      CL A                12811R 10 4      14669 1387767   SH            SOLE            1387767
D S T SYSTEMS INC           COM                 233326 10 7      17955  296280   SH            SOLE             296280
DELL INC                    COM                 24702R 10 1      22781 2246661   SH            SOLE            2246661
HERSHEY CO		    COM			427866 10 8	   814	 11270	 SH	       SOLE		 11270
HOSPIRA INC		    COM			441060 10 0	   306	  9800	 SH	       SOLE		  9800
ILLINOIS TOOL WKS INC       COM                 452308 10 9       6993  114993   SH            SOLE             114993
INTEL CORPORATION	    COM			458140 10 0        227   11000   SH            SOLE              11000
J P MORGAN CHASE & CO       COM                 46625H 10 0      25189  572882   SH            SOLE             572882
J P MORGAN CHASE & CO       *W Exp 10/28/2018   46634E 11 4        474   40000   SH            SOLE              40000
JOHNSON & JOHNSON           COM                 478160 10 4      24526  349866   SH            SOLE             349866
LOCKHEED MARTIN CORP        COM                 539830 10 9      23712  256932   SH            SOLE             256932
MAGNA INTL INC              COM                 559222 40 1      13984  279565   SH            SOLE             279565
MARKET VECTORS ETF TR       PHARMA ETF          57060U 21 7      13335  335652   SH            SOLE             335652
MICROSOFT 		    COM			594918 10 4	 20640  772747   SH	       SOLE		772747
MERCK & CO INC NEW          COM                 58933Y 10 5      22055  538710   SH            SOLE             538710
NYSE EURONEXT               COM                 629491 10 1      14917  472945   SH            SOLE             472945
ORACLE CORPORATION	    COM			68389X 10 5	   663	 19900	 SH	       SOLE		 19900
PROCTER & GAMBLE CO         COM                 742718 10 9        223    3282   SH            SOLE               3282
QUESTAR CORP		    COM			748356 10 2	   228	 11515	 SH	       SOLE		 11515
SUNTRUST BANKS		    COM			867914 10 3	   544	 19200	 SH	       SOLE		 19200
SYSCO CORP                  COM                 871829 10 7      17623  556644   SH            SOLE             556644
TIME WARNER INC		    COM NEW		887317 30 3	   741	 15500	 SH	       SOLE		 15500
VANGUARD INDEX FDS          TOT STK MKT         922908 76 9       1565   21362   SH            SOLE              21362
VANGUARD BD INDEX FD INC    SHORT TRM BOND      921937 82 7        475    5867   SH            SOLE               5867
VODAFONE GROUP PLC NEW      SPONS ADR NEW       92857W 20 9      20841  827352   SH            SOLE             827352
WAL MART STORES INC         COM                 931142 10 3       6900  101122   SH            SOLE             101122